Segment Reporting (Details 2) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Total revenue for major customers	$ 2,387,426	$ 1,842,909	$ 1,396,197
Customer A [Member]
Disclosure of operating segments [line items]
Total revenue for major customers	659,637	609,305
Customer B [Member]
Disclosure of operating segments [line items]
Total revenue for major customers	611,920	435,763
Customer C [Member]
Disclosure of operating segments [line items]
Total revenue for major customers	266,111
Customer D [Member]
Disclosure of operating segments [line items]
Total revenue for major customers	249,522	193,627
Customer E [Member]
Disclosure of operating segments [line items]
Total revenue for major customers	$ 228,661	$ 218,216